LEASES - Schedule of Supplemental Balance Sheet Information (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Leases [Abstract]
Current maturities of operating leases	$ 13,742	$ 12,554
Long-term operating leases	75,059	$ 92,258
Total operating lease liabilities	$ 88,801
Weighted-average remaining operating lease term	7 years 7 months 9 days
Weighted-average discount rate of operating leases	4.78%